Leases - Schedule of Information About the Company's Leases (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Paid for Amounts included in the Measurement of Lease Liabilities [Abstract]
Finance leases - financing cash flows	$ 118	$ 144	$ 499	$ 393
Finance leases - operating cash flows	31	42	151	106
Operating leases - operating cash flows	$ 381	$ 370	$ 1,235	1,470
ROU assets obtained in exchange for lease liabilities
Finance leases				$ 1,340
Weighted-average remaining lease terms (in years)
Finance leases	2 years 11 months 26 days	3 years 11 months 19 days	3 years 2 months 23 days	4 years 2 months 8 days
Operating leases	1 year 10 months 2 days	2 years 10 months 2 days	2 years 1 month 2 days	3 years 1 month 2 days
Weighted-average discount rate
Finance leases	9.65%	9.54%	9.62%	9.49%
Operating leases	8.25%	8.25%	8.25%	8.25%